JPMorgan Investor Growth Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 84.8%
Fixed Income — 12.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	34,578	358,923
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	8,103	59,235
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,451	14,488
JPMorgan High Yield Fund Class R6 Shares (a)	8,758	54,385
JPMorgan Income Fund Class R6 Shares (a)	2,365	19,580
Total Fixed Income		506,611
International Equity — 15.3%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	4,003	118,193
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	6,296	97,019
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	4,098	119,550
JPMorgan International Equity Fund Class R6 Shares (a)	10,294	184,064
JPMorgan International Focus Fund Class R6 Shares (a)	5,397	125,262
Total International Equity		644,088
U.S. Equity — 57.5%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,440	141,301
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	9,214	472,145
JPMorgan Large Cap Value Fund Class R6 Shares (a)	21,406	388,723
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,927	81,102
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	346	17,889
JPMorgan Small Cap Value Fund Class R6 Shares (a)	3,230	77,675
JPMorgan U.S. Equity Fund Class R6 Shares (a)	31,627	582,575
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	3,787	205,245
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	10,071	316,644
JPMorgan Value Advantage Fund Class R6 Shares (a)	3,962	135,373
Total U.S. Equity		2,418,672
Total Investment Companies (Cost $2,867,201)		3,569,371
Exchange-Traded Funds — 14.1%
Alternative Assets — 0.8%
JPMorgan Realty Income ETF (a)	816	34,486
International Equity — 8.2%
JPMorgan International Research Enhanced Equity ETF (a)	6,274	345,493
U.S. Equity — 5.1%
JPMorgan Market Expansion Enhanced Equity ETF (a)	4,426	212,276
Total Exchange-Traded Funds (Cost $563,164)		592,255

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b) (Cost $51,686)	51,686	51,686
Total Investments — 100.1% (Cost $3,482,051)		4,213,312
Liabilities in Excess of Other Assets — (0.1)%		(2,907)
NET ASSETS — 100.0%		4,210,405

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,213,312	$—	$—	$4,213,312

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$322,885	$42,180	$—	$—	$(6,142)	$358,923	34,578	$7,873	$19

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	$40,726	$18,952	$—	$—	$(443)	$59,235	8,103	$1,371	$—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	13,557	688	—	—	243	14,488	2,451	687	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	113,981	753	—	—	3,459	118,193	4,003	753	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	91,620	7,290	—	—	(1,891)	97,019	6,296	2,124	—
JPMorgan Equity Income Fund Class R6 Shares (a)	143,894	5,210	10,462	(295)	2,954	141,301	6,440	2,663	2,547
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	99,018	1,330	—	—	19,202	119,550	4,098	1,330	—
JPMorgan High Yield Fund Class R6 Shares (a)	51,261	2,626	—	—	498	54,385	8,758	2,627	—
JPMorgan Income Fund Class R6 Shares (a)	19,243	750	—	—	(413)	19,580	2,365	750	—
JPMorgan International Equity Fund Class R6 Shares (a)	159,302	4,723	—	—	20,039	184,064	10,294	4,724	—
JPMorgan International Focus Fund Class R6 Shares (a)	109,298	4,330	—	—	11,634	125,262	5,397	4,329	—
JPMorgan International Research Enhanced Equity ETF (a)	302,986	—	—	—	42,507	345,493	6,274	8,223	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	380,188	60,208	—	—	31,749	472,145	9,214	2,544	11,708
JPMorgan Large Cap Value Fund Class R6 Shares (a)	408,278	21,194	54,166	2,928	10,489	388,723	21,406	5,182	16,012
JPMorgan Market Expansion Enhanced Equity ETF (a)	202,804	—	—	—	9,472	212,276	4,426	2,926	10,580
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	57,260	16,123	—	—	7,719	81,102	1,927	—	555
JPMorgan Realty Income ETF (a)	39,538	—	—	—	(5,052)	34,486	816	711	3,019
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	16,520	1,974	—	—	(605)	17,889	346	74	1,901
JPMorgan Small Cap Value Fund Class R6 Shares (a)	87,256	7,581	14,170	(2,039)	(953)	77,675	3,230	951	6,630
JPMorgan U.S. Equity Fund Class R6 Shares (a)	535,847	25,965	3,347	(508)	24,618	582,575	31,627	5,526	20,440
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	181,328	8,155	—	—	15,762	205,245	3,787	1,125	7,030
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	59,311	154,000	161,625	—	—	51,686	51,686	1,816	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	288,732	7,626	2,092	(370)	22,748	316,644	10,071	3,167	4,459
JPMorgan Value Advantage Fund Class R6 Shares (a)	148,090	13,626	18,646	(1,295)	(6,402)	135,373	3,962	2,666	10,959
Total	$3,872,923	$405,284	$264,508	$(1,579)	$201,192	$4,213,312		$64,142	$95,859

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
*	Non-income producing security.